Schedule of Goodwill (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Beginning balance		$ 445,395	$ 445,395
Acquisitions of Taste of aquafarms inc	132,551	150,855	296,793
Ending balance				445,395
Taste Of Bc Of Aquafarms Inc [Member]
Beginning balance		$ 445,395	445,395	445,395
Acquisitions of Taste of aquafarms inc			836,669
Impairment loss foreign currency loss			(1,282,064)
Impairment loss foreign currency loss			1,282,064
Ending balance				$ 445,395